Financial Instruments - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Long term debt						$ 65,126		$ 78,669
Market value (loss) on financial instruments		$ 169	$ (672)	$ 80
Joint venture stock interest sold percentage	100.00%
Financial assets					$ 0		$ 5
Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about financial instruments [line items]
Market value (loss) on financial instruments		$ 371	$ 1,647
Increase decrease in borrowings								1,647
U.S. Dollar | Long Term Yankee Bonds
Disclosure of detailed information about financial instruments [line items]
Long term debt						36,352		$ 41,429
U.S. Dollar | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about financial instruments [line items]
Long term debt					$ 705		$ 705
Mexican peso | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about financial instruments [line items]
Increase decrease in borrowings						$ 1,277